EQUITY (Detail Textuals 2) - $ / shares			12 Months Ended
		Sep. 06, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price			$ 42.28
Number of RSUs granted			15,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	[1]		4,795,450
Exercise price of option (in dollars per share)	[1]		$ 56.28
Options outstanding Number			27,188,687	26,782,719
Weighted average exercise price of outstanding options			$ 14.85	$ 5.44
Weighted average remaining contractual life (in years)			4 years 9 months 15 days
Number of options exercisable at year-end			16,036,817
Options | Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		4,400,000
Exercise price of option (in dollars per share)		$ 57.58
Vesting period (in years)		3 years
Options | Service providers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			75,250
Weighted average exercise price of outstanding options			$ 15.38
Weighted average remaining contractual life (in years)			4 years 4 months 17 days
Number of options exercisable at year-end			26,500
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs granted	[2]		357,265

[1]	See comment at section 9(c) above.
[2]	During the year ended December 31, 2015, 15,000 RSUs were awarded to non-employees.